Equity Incentive Plan	6 Months Ended
Jun. 30, 2012
Equity Incentive Plan [Abstract]
Equity incentive plan

12. Equity incentive plan:

Dryships Inc.

On January 16, 2008, the Company's Board of Directors approved the 2008 Equity Incentive Plan (the "Plan"). Under the Plan, officers, key employees and directors are eligible to receive awards of stock options, stock appreciation rights, restricted stock, restricted stock units, phantom stock units and unrestricted stock. On January 25, 2010, the Company's Board of Directors amended the 2008 Equity Incentive Plan to provide that a total of 21,834,055 common shares be reserved for issuance.

On January 25, 2010, 4,500,000 shares of non-vested common stock out of 21,834,055 shares reserved under the Plan were granted to Fabiana as a bonus for the contribution of Mr. George Economou for Chief Executive Officer services rendered during 2009. The shares vest over a period of three years, with 1,000,000 shares to vest on the grant date; 1,000,000 shares to vest on December 31, 2010 and 2011, respectively; and 1,500,000 shares to vest on December 31, 2012. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $6.05 per share. As of June 30, 2012, 3,000,000 of these shares have vested.

On January 12, 2011, 9,000,000 shares of the non-vested common stock out of 21,834,055 shares reserved under the Plan were granted to Fabiana as a bonus for the contribution of Mr. George Economou for Chief Executive Officer services rendered during 2010. The shares were granted to Fabiana and vest over a period of eight years, with 1,000,000 shares vesting on the grant date and 1,000,000 shares vesting annually on December 31, 2011 through 2018, respectively. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $5.50 per share. As of June 30, 2012, 2,000,000 of these shares have vested.

On February 4, 2011, 15,000 shares of non-vested common stock out of the 21,834,055 shares reserved under the Plan were granted to an executive of the Company. The shares vest on a pro-rata basis over a period of three years from the date of the non-vested stock award agreement. The fair value of each share, on the grant date, was $5.01. As of June 30, 2012, 5,000 of these shares have vested.

A summary of the status of the Company's non-vested shares as of December 31, 2011 and movement during the six-month period ended June 30, 2012, is presented below.

	Number of Non-vested shares	Weighted average grant date fair value per non-vested shares
Balance as at January 1, 2012	8,510,150	$5.60
Vested	(150)	33.59
Balance June 30, 2012	8,510,000	$5.60

No shares were forfeited during 2012

As of December 31, 2011 and June 30, 2012, there was $32,413 and $26,103, respectively, of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of seven years. The amounts of $15,711 and $6,310 are recorded in "General and administrative expenses", in the accompanying unaudited interim condensed consolidated statements of operations for the six-month periods ended June 30, 2011 and 2012, respectively. The total fair value of shares vested during the six-month periods ended June 30, 2011 and 2012, was $5,643 and $0.3, respectively.

Ocean Rig UDW Inc.

On February 14, 2012, Ocean Rig's Compensation Committee approved the grant of 112,950 shares of non-vested common stock to officers and key employees as a bonus for their services rendered during 2011. The shares shall vest over a period of three years, one third on each of December 31, 2012, 2013 and 2014. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $16.50 per share.

On March 21, 2012, Ocean Rig's Board of Directors approved the 2012 Equity Incentive Plan (the "OCR Plan") and reserved a total of 2,000,000 common shares. Under the OCR Plan, officers, key employees and directors are eligible to receive awards of stock options, stock appreciation rights, restricted stock, restricted stock units, phantom stock units and unrestricted stock.

On May 15, 2012, Ocean Rig's Compensation Committee approved the grant of 4,500 shares of non-vested common stock to an officer as an additional bonus for his services rendered during 2011. At the same date, Ocean Rig's Compensation Committee also approved the grant of 28,200 shares of non-vested common stock as a sign-on stock bonus to new recruited employees. The shares vest over a period of three years, one third on each of December 31, 2012, 2013 and 2014. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $15.92 per share.

As of June 30, 2012, none of these shares have vested, while 3,000 shares were forfeited due to an employee resignation.

A summary of the status of Ocean Rig's non vested shares as of June 30, 2012 and movement during the six-month period then ended, is presented below.

	Number of	Weighted average grant
	non vested shares	date fair value per
		non vested shares
Balance as at January 1, 2012	-	$-
Granted	145,650	16.37
Forfeited	(3,000)	16.50
Balance June 30, 2012	142,650	$16.37

As of June 30, 2012, there was $1,821 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted by Ocean Rig. That cost is expected to be recognized over a period of three years. An amount of $514 represents the stock based compensation expense for the period and is recorded in "General and administrative expenses", in the accompanying unaudited interim condensed consolidated statement of operations for the six-month period ended June 30, 2012.